Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - Other Credit Instruments [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 13	$ 13
Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses recorded in other liabilities	$ 368	$ 381